UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 13, 2003

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		41

FORM 13F Information Table Value Total:	$91,893,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2648    82608 SH       SOLE                    82608
ASML Holding N V               COM              N07059111     2259   343790 SH       SOLE                   132795            210995
Affymetrix                     COM              00826T108     2225    85568 SH       SOLE                    17368             68200
Altria Group, Inc.             COM              718154107      258     8599 SH       SOLE                     8599
Amdocs                         COM              G02602103     1784   134314 SH       SOLE                    32559            101755
Barr Labs                      COM              068306109     3440    60359 SH       SOLE                     2167             58192
Biovail Corporation            COM              09067J109    12729   319273 SH       SOLE                   144638            174635
Brigham Exploration            COM              109178103      102    21590 SH       SOLE                     1400             20190
Business Objects ADR           COM              12328X107     3841   234924 SH       SOLE                    76428            158496
CR Bard                        COM              067383109     2276    36098 SH       SOLE                    11698             24400
Concord Camera                 COM              206156101     2950   588825 SH       SOLE                   182355            406470
Dell Computer Corp             COM              247025109      727    26627 SH       SOLE                    26627
Ditech                         COM              25500M103      260   104885 SH       SOLE                                     104885
Federal Nat'l Mtg.             COM              313586109      710    10858 SH       SOLE                    10858
Flir Systems                   COM              302445101     8452   178285 SH       SOLE                    59783            118502
General Electric               COM              369604103     1153    45219 SH       SOLE                    45219
Home Depot                     COM              437076102      328    13465 SH       SOLE                    13465
Intel Corp.                    COM              458140100      895    54996 SH       SOLE                    54996
KV Pharmaceutical Cl A         COM              482740206     8707   481039 SH       SOLE                   200149            280890
Kraft Foods Inc Class A        COM              50075N104      303    10727 SH       SOLE                    10727
Lehman Brothers Hldgs          COM              524908100     1976    34210 SH       SOLE                                      34210
Lilly Eli                      COM              532457108      358     6270 SH       SOLE                     6270
MFC Bancorp                    COM              55271X202     4699   566432 SH       SOLE                   206117            360315
Mymetics Corp                  COM              62856A102       55   552717 SH       SOLE                   208993            343724
Nextel Communications          COM              65332V103     5360   400295 SH       SOLE                    80190            320105
Novellus Systems               COM              670008101     4447   163062 SH       SOLE                    56782            106280
Pfizer                         COM              717081103     1180    37864 SH       SOLE                    37864
Phoenix Technology             COM              719153108      442   104038 SH       SOLE                    36733             67305
Procter & Gamble               COM              742718109      374     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1617    44922 SH       SOLE                    44922
Quest Diagnostics              COM              74834L100      477     7985 SH       SOLE                      725              7260
Rainbow Technology             COM              750862104     4520   478787 SH       SOLE                   165292            313495
Schering Plough                COM              806605101      218    12223 SH       SOLE                    12223
Scholastic Corp.               COM              807066105      927    34490 SH       SOLE                      700             33790
Scientific Games               COM              80874P109     1142   211465 SH       SOLE                    51080            160385
Seitel Inc.                    COM              816074306      149   743069 SH       SOLE                   370984            372085
Staples Inc.                   COM              855030102     1545    84305 SH       SOLE                    34630             49675
Symantec Corp                  COM              871503108      519    13251 SH       SOLE                       51             13200
Three-Five Systems             COM              88554L108     1547   303410 SH       SOLE                   106381            197029
Veeco Instr                    COM              922417100     2203   142328 SH       SOLE                    35238            107090
Zoll Medical                   COM              989922109     2091    51185 SH       SOLE                    17585             33600